Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 1,472.7	$ 1,155.3	$ 883.7
Goodwill acquired during the period	5.5	308.8	246.0
Goodwill related to earnouts recognized during the year		0.1	30.0
Goodwill adjustments due to appraisals and other acquisition adjustments	3.6	(0.8)	8.5
Goodwill related to transfers of operations between segments			(4.3)
Foreign currency translation adjustments during the period	(13.5)	9.3	(8.6)
Ending Balance	1,468.3	1,472.7	1,155.3
Brokerage [Member]
Goodwill [Line Items]
Beginning Balance	1,451.4	1,136.6	866.6
Goodwill acquired during the period	5.5	308.1	246.0
Goodwill related to earnouts recognized during the year		0.1	30.0
Goodwill adjustments due to appraisals and other acquisition adjustments	3.6	(0.6)	6.9
Goodwill related to transfers of operations between segments		(2.0)	(4.3)
Foreign currency translation adjustments during the period	(13.4)	9.2	(8.6)
Ending Balance	1,447.1	1,451.4	1,136.6
Risk Management [Member]
Goodwill [Line Items]
Beginning Balance	21.3	18.7	17.1
Goodwill acquired during the period		0.7
Goodwill adjustments due to appraisals and other acquisition adjustments		(0.2)	1.6
Goodwill related to transfers of operations between segments		2.0
Foreign currency translation adjustments during the period	(0.1)	0.1
Ending Balance	21.2	21.3	18.7
Corporate [Member]
Goodwill [Line Items]
Beginning Balance
Goodwill acquired during the period
Goodwill related to earnouts recognized during the year
Goodwill adjustments due to appraisals and other acquisition adjustments
Goodwill related to transfers of operations between segments
Foreign currency translation adjustments during the period
Ending Balance